Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	432,207,861.26	22,132
Yield Supplement Overcollateralization Amount 09/30/23	11,445,264.72	0
Receivables Balance 09/30/23	443,653,125.98	22,132
Principal Payments	16,244,826.92	441
Defaulted Receivables	573,722.78	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/23	10,756,829.26	0
Pool Balance at 10/31/23	416,077,747.02	21,661

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.27%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,784,221.66	317
Past Due 61-90 days	2,581,100.90	102
Past Due 91-120 days	406,521.20	15
Past Due 121+ days	0.00	0
Total	10,771,843.76	434

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	436,911.76
Aggregate Net Losses/(Gains) - October 2023	136,811.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.60%
Second Prior Net Losses/(Gains) Ratio	1.16%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	4,784,894.09
Actual Overcollateralization	4,784,894.09
Weighted Average Contract Rate	4.26%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	43.69

Flow of Funds	$ Amount
Collections	18,253,386.94
Investment Earnings on Cash Accounts	13,059.29
Servicing Fee	(369,710.94)
Transfer to Collection Account	-
Available Funds	17,896,735.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	548,802.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,159,723.84
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,784,894.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,321,457.03

Total Distributions of Available Funds	17,896,735.29

Servicing Fee	369,710.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 10/16/23	427,237,470.86
Principal Paid	15,944,617.93
Note Balance @ 11/15/23	411,292,852.93

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2
Note Balance @ 10/16/23	507,470.86
Principal Paid	507,470.86
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-3
Note Balance @ 10/16/23	305,780,000.00
Principal Paid	15,437,147.07
Note Balance @ 11/15/23	290,342,852.93
Note Factor @ 11/15/23	94.9515511%

Class A-4
Note Balance @ 10/16/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	79,150,000.00
Note Factor @ 11/15/23	100.0000000%

Class B
Note Balance @ 10/16/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	27,870,000.00
Note Factor @ 11/15/23	100.0000000%

Class C
Note Balance @ 10/16/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	13,930,000.00
Note Factor @ 11/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	630,660.33
Total Principal Paid	15,944,617.93
Total Paid	16,575,278.26

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	486.33
Principal Paid	507,470.86
Total Paid to A-2 Holders	507,957.19

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	15,437,147.07
Total Paid to A-3 Holders	15,860,142.74

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6806838
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.2093317
Total Distribution Amount	17.8900155

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0015905
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	1.6595947
Total A-2 Distribution Amount	1.6611852

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.4844891
Total A-3 Distribution Amount	51.8678224

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	699.91
Noteholders' Principal Distributable Amount	300.09

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	2,322,098.97
Investment Earnings	10,369.93
Investment Earnings Paid	(10,369.93)
Deposit/(Withdrawal)	-
Balance as of 11/15/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,478,779.79	$3,339,593.41	$3,997,991.28
Number of Extensions	133	124	157
Ratio of extensions to Beginning of Period Receivables Balance	0.78%	0.72%	0.83%